UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

September 30, 2010

1.808782.106

VIPCON-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.4%
Johnson Controls, Inc.	1,575,100	$ 48,040,550
TRW Automotive Holdings Corp. (a)	429,275	17,840,669
		65,881,219
Automobiles - 0.8%
BYD Co. Ltd. (H Shares) (c)	1,536,500	12,347,052
Daimler AG (United States) (a)	359,700	22,769,010
Ford Motor Co. (a)	4,125,798	50,499,768
Harley-Davidson, Inc.	920,500	26,179,020
Toyota Motor Corp. sponsored ADR (c)	175,200	12,540,816
		124,335,666
Distributors - 0.1%
Li & Fung Ltd.	3,435,000	19,324,365
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	413,798	17,702,278
Las Vegas Sands Corp. (a)(c)	736,600	25,670,510
Marriott International, Inc. Class A	873,061	31,281,776
McDonald's Corp.	1,880,700	140,130,957
Royal Caribbean Cruises Ltd. (a)	528,400	16,660,452
Starwood Hotels & Resorts Worldwide, Inc.	785,400	41,272,770
Yum! Brands, Inc.	196,500	9,050,790
		281,769,533
Household Durables - 0.3%
D.R. Horton, Inc.	1,479,200	16,448,704
M.D.C. Holdings, Inc.	525,750	15,262,523
Stanley Black & Decker, Inc.	403,361	24,717,962
		56,429,189
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	579,505	91,017,055
Expedia, Inc.	1,894,438	53,442,096
Rakuten, Inc.	12,567	9,211,989
		153,671,140
Leisure Equipment & Products - 0.1%
Brunswick Corp.	687,687	10,466,596
Eastman Kodak Co. (a)(c)	1,677,700	7,046,340
		17,512,936
Media - 3.0%
Comcast Corp. Class A	2,179,062	39,397,441
DIRECTV (a)	2,149,500	89,483,685
DreamWorks Animation SKG, Inc. Class A (a)	431,321	13,763,453
Lamar Advertising Co. Class A (a)	289,923	9,225,350
Legend Pictures Holdings LLC (h)	6,611	4,958,250
Liberty Global, Inc. Class A (a)(c)	639,500	19,702,995
Naspers Ltd. Class N	241,900	11,827,425
The Walt Disney Co.	3,849,942	127,471,580
The Weinstein Co. II Holdings, LLC Class A-1 (a)(h)	11,499	4,312,125
Time Warner Cable, Inc.	1,003,443	54,175,888

	Shares	Value
Time Warner, Inc.	2,081,247	$ 63,790,221
Viacom, Inc. Class B (non-vtg.)	1,256,616	45,476,933
		483,585,346
Multiline Retail - 0.6%
Nordstrom, Inc.	518,909	19,303,415
Target Corp.	1,432,100	76,531,424
		95,834,839
Specialty Retail - 2.0%
Best Buy Co., Inc.	921,122	37,609,411
Hengdeli Holdings Ltd.	21,688,000	10,034,788
Home Depot, Inc.	3,307,400	104,778,432
Inditex SA	303,490	24,110,859
Lowe's Companies, Inc.	3,184,600	70,984,734
Sally Beauty Holdings, Inc. (a)	1,957,321	21,921,995
Tiffany & Co., Inc.	378,100	17,766,919
TJX Companies, Inc.	735,540	32,827,150
Urban Outfitters, Inc. (a)	422,600	13,286,544
		333,320,832
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton	117,678	17,263,579
Ports Design Ltd.	1,947,500	5,383,925
Trinity Ltd.	8,956,000	8,760,928
		31,408,432
TOTAL CONSUMER DISCRETIONARY		1,663,073,497
CONSUMER STAPLES - 10.9%
Beverages - 3.8%
Anheuser-Busch InBev SA NV	821,660	48,338,841
Coca-Cola Bottling Co. Consolidated	186,760	9,885,207
Coca-Cola Enterprises, Inc.	80,700	2,501,700
Coca-Cola FEMSA SAB de CV sponsored ADR	117,747	9,210,170
Coca-Cola Icecek AS	420,903	5,150,351
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	77,362	9,575,868
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,121,069	55,211,711
Diageo PLC sponsored ADR	796,383	54,958,391
Embotelladora Andina SA sponsored ADR	328,236	9,403,961
Molson Coors Brewing Co. Class B	1,254,943	59,258,408
PepsiCo, Inc.	1,281,303	85,129,771
The Coca-Cola Co.	4,662,009	272,820,767
		621,445,146
Food & Staples Retailing - 2.1%
BJ's Wholesale Club, Inc. (a)	360,560	14,963,240
CVS Caremark Corp.	2,752,262	86,613,685
Kroger Co.	2,415,724	52,324,582
Safeway, Inc.	1,169,981	24,756,798
Susser Holdings Corp. (a)	131,355	1,838,970
United Natural Foods, Inc. (a)	142,400	4,719,136
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	1,263,295	$ 67,611,548
Walgreen Co.	2,987,490	100,080,915
		352,908,874
Food Products - 1.2%
Archer Daniels Midland Co.	1,040,041	33,198,109
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	491,000	234,141
Bunge Ltd.	187,706	11,104,687
Dean Foods Co. (a)	1,958,742	19,998,756
Green Mountain Coffee Roasters, Inc. (a)(c)	814,822	25,414,298
Nestle SA	882,576	47,028,199
Unilever NV unit	1,584,318	47,339,422
Viterra, Inc. (a)	577,300	5,039,275
		189,356,887
Household Products - 2.0%
Colgate-Palmolive Co.	947,132	72,796,566
Energizer Holdings, Inc. (a)	45,661	3,069,789
Procter & Gamble Co.	4,104,811	246,165,516
		322,031,871
Personal Products - 0.4%
Avon Products, Inc.	2,170,681	69,700,567
Tobacco - 1.4%
Altria Group, Inc.	2,167,271	52,057,849
British American Tobacco PLC sponsored ADR	1,306,468	97,606,224
Philip Morris International, Inc.	1,263,158	70,762,111
Souza Cruz Industria Comerico	95,600	4,825,016
		225,251,200
TOTAL CONSUMER STAPLES		1,780,694,545
ENERGY - 10.7%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	3,016,691	128,511,037
Cameron International Corp. (a)	537,894	23,107,926
Ensco International Ltd. ADR	554,301	24,793,884
Halliburton Co.	4,647,132	153,680,655
National Oilwell Varco, Inc.	370,633	16,482,050
Noble Corp.	1,253,500	42,355,765
Oceaneering International, Inc. (a)	311,885	16,798,126
Pride International, Inc. (a)	807,089	23,752,629
Saipem SpA	420,791	16,855,495
Schlumberger Ltd.	305,300	18,809,533
Transocean, Inc. (a)	419,607	26,976,534
Vantage Drilling Co. (a)	1,931,700	3,090,720
Weatherford International Ltd. (a)	837,062	14,313,760
		509,528,114

	Shares	Value
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	703,100	$ 28,932,565
Anadarko Petroleum Corp.	741,033	42,275,933
Apache Corp.	876,662	85,702,477
BG Group PLC	1,214,310	21,336,733
BP PLC	1,116,400	7,638,732
BP PLC sponsored ADR	1,335,733	54,992,128
Chevron Corp.	2,000,229	162,118,560
Cimarex Energy Co.	126,100	8,345,298
Concho Resources, Inc. (a)	291,561	19,292,591
Concho Resources, Inc. (a)(e)(h)	160,382	9,551,229
Denbury Resources, Inc. (a)	2,892,387	45,960,029
Exxon Mobil Corp.	2,758,871	170,470,639
Falkland Oil & Gas Ltd. (a)	1,325,400	2,706,778
Frontier Oil Corp.	619,878	8,306,365
Imperial Oil Ltd.	167,900	6,363,471
InterOil Corp. (a)(c)	158,300	10,834,052
Marathon Oil Corp.	2,114,749	69,998,192
Mariner Energy, Inc. (a)	189,800	4,598,854
Massey Energy Co.	469,900	14,576,298
Murphy Oil Corp.	485,100	30,037,392
Niko Resources Ltd.	42,900	4,222,653
Occidental Petroleum Corp.	1,132,094	88,642,960
OPTI Canada, Inc. (a)	1,065,800	859,892
Peabody Energy Corp.	150,100	7,356,401
PetroBakken Energy Ltd. Class A	91,600	2,054,155
Petrobank Energy & Resources Ltd. (a)	738,800	30,047,526
Petrohawk Energy Corp. (a)	1,174,376	18,954,429
Plains Exploration & Production Co. (a)	483,261	12,888,571
Rodinia Oil Corp.	603,000	480,642
Royal Dutch Shell PLC Class B ADR	1,850,200	108,773,258
Southwestern Energy Co. (a)	1,764,570	59,007,221
Suncor Energy, Inc.	523,544	17,048,577
Talisman Energy, Inc.	2,707,000	47,364,277
Whiting Petroleum Corp. (a)	467,550	44,655,701
		1,246,394,579
TOTAL ENERGY		1,755,922,693
FINANCIALS - 15.2%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,011,030	47,852,050
Charles Schwab Corp.	1,314,263	18,268,256
Credit Suisse Group (Reg.)	594,281	25,323,461
E*TRADE Financial Corp. (a)	1,760,840	25,602,614
Evercore Partners, Inc. Class A	254,300	7,275,523
Franklin Resources, Inc.	344,283	36,803,853
Invesco Ltd.	1,464,907	31,099,976
MF Global Holdings Ltd. (a)	1,948,700	14,030,640
Morgan Stanley	4,243,029	104,717,956
State Street Corp.	3,063,079	115,355,555
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TD Ameritrade Holding Corp. (a)	1,447,100	$ 23,370,665
UBS AG (a)	1,803,890	30,718,806
		480,419,355
Commercial Banks - 3.8%
Banco Do Brasil SA	1,103,400	20,776,091
Banco Macro SA sponsored ADR	181,934	8,103,340
BB&T Corp.	458,732	11,046,267
CIT Group, Inc. (a)	435,700	17,785,274
DnB NOR ASA	717,000	9,762,195
Fifth Third Bancorp	1,845,081	22,196,324
FirstMerit Corp.	1,138,026	20,848,636
HDFC Bank Ltd.	218,489	12,170,769
Huntington Bancshares, Inc.	5,252,737	29,783,019
Industrial & Commercial Bank of China Ltd. (H Shares)	24,214,000	18,038,010
KeyCorp	2,775,711	22,094,660
PNC Financial Services Group, Inc.	1,148,553	59,621,386
PT Bank Rakyat Indonesia Tbk	8,487,500	9,509,819
Regions Financial Corp.	3,433,108	24,958,695
Shinhan Financial Group Co. Ltd.	215,150	8,242,649
Standard Chartered PLC (United Kingdom)	557,030	15,978,710
SunTrust Banks, Inc.	1,544,519	39,894,926
Synovus Financial Corp.	1,606,800	3,952,728
Turkiye Garanti Bankasi AS	5,093,000	29,575,665
U.S. Bancorp, Delaware	3,950,500	85,409,810
Wells Fargo & Co.	6,202,020	155,856,763
		625,605,736
Consumer Finance - 1.1%
American Express Co.	1,215,725	51,096,922
Capital One Financial Corp.	1,884,065	74,514,771
Discover Financial Services	2,625,549	43,794,157
Promise Co. Ltd.	1,661,250	12,477,615
		181,883,465
Diversified Financial Services - 4.2%
African Bank Investments Ltd.	4,373,741	22,495,569
Citigroup, Inc. (a)	72,195,888	281,563,963
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,266,400	13,134,808
JPMorgan Chase & Co.	9,404,483	358,028,668
NBH Holdings Corp. Class A (a)(d)	813,800	15,869,100
		691,092,108
Insurance - 1.8%
CNO Financial Group, Inc. (a)	3,692,200	20,454,788
Fairfax Financial Holdings Ltd. (sub. vtg.)	42,100	17,146,926
Genworth Financial, Inc. Class A (a)	1,213,800	14,832,636
Marsh & McLennan Companies, Inc.	2,252,149	54,321,834
MetLife, Inc.	3,802,761	146,216,160

	Shares	Value
Protective Life Corp.	776,100	$ 16,887,936
Unum Group	1,180,900	26,156,935
		296,017,215
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.	104,800	10,891,864
Boston Properties, Inc.	86,742	7,209,995
ProLogis Trust	4,177,514	49,211,115
Public Storage	378,661	36,745,263
The Macerich Co.	726,299	31,194,542
U-Store-It Trust	1,430,576	11,945,310
		147,198,089
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	2,728,200	22,503,442
Indiabulls Real Estate Ltd. (a)	5,071,751	19,464,281
		41,967,723
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	731,223	12,013,099
Ocwen Financial Corp. (a)	1,935,200	19,622,928
		31,636,027
TOTAL FINANCIALS		2,495,819,718
HEALTH CARE - 10.7%
Biotechnology - 1.8%
Acorda Therapeutics, Inc. (a)	253,500	8,370,570
AMAG Pharmaceuticals, Inc. (a)	228,600	3,934,206
Amgen, Inc. (a)	781,049	43,043,610
AVEO Pharmaceuticals, Inc.	518,044	5,771,010
Biogen Idec, Inc. (a)	957,638	53,742,645
BioMarin Pharmaceutical, Inc. (a)	1,076,917	24,069,095
Genzyme Corp. (a)	798,084	56,496,366
Gilead Sciences, Inc. (a)	2,471,795	88,020,620
Human Genome Sciences, Inc. (a)	393,727	11,729,127
		295,177,249
Health Care Equipment & Supplies - 1.5%
American Medical Systems Holdings, Inc. (a)	654,900	12,822,942
C. R. Bard, Inc.	366,620	29,853,867
Cooper Companies, Inc.	383,300	17,716,126
Covidien PLC	1,378,034	55,383,186
Edwards Lifesciences Corp. (a)	831,072	55,723,378
Mako Surgical Corp. (a)	1,154,193	11,057,169
Microport Scientific Corp.	2,492,000	2,778,167
Quidel Corp. (a)	1,322,504	14,534,319
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	3,516,000	10,014,641
Stryker Corp.	311,863	15,608,743
William Demant Holding AS (a)	320,174	23,628,083
		249,120,621
Health Care Providers & Services - 2.5%
CIGNA Corp.	1,222,539	43,742,445
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Diagnosticos da America SA	1,003,000	$ 11,885,697
Express Scripts, Inc. (a)	1,258,554	61,291,580
Fresenius Medical Care AG & Co. KGaA	245,200	15,145,719
Henry Schein, Inc. (a)	1,092,500	63,998,650
McKesson Corp.	878,910	54,299,060
Medco Health Solutions, Inc. (a)	1,049,398	54,631,660
UnitedHealth Group, Inc.	2,787,951	97,884,960
		402,879,771
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	470,323	8,686,866
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	373,156	12,370,121
Covance, Inc. (a)	141,200	6,606,748
Fluidigm Corp. warrants 8/25/19 (a)	8,933	567
Illumina, Inc. (a)	690,454	33,970,337
Lonza Group AG	224,117	19,150,717
QIAGEN NV (a)	336,346	5,966,778
		78,065,268
Pharmaceuticals - 4.4%
Abbott Laboratories	1,162,760	60,742,582
Allergan, Inc.	755,339	50,252,704
Johnson & Johnson	906,433	56,162,589
Lupin Ltd.	643,025	5,599,237
Merck & Co., Inc.	5,962,820	219,491,404
Novo Nordisk AS Series B	445,409	44,080,799
Perrigo Co.	139,083	8,931,910
Pfizer, Inc.	10,072,403	172,943,160
Shire PLC sponsored ADR	750,900	50,520,552
Valeant Pharmaceuticals International, Inc.	1,877,921	47,370,158
		716,095,095
TOTAL HEALTH CARE		1,750,024,870
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.1%
Goodrich Corp.	817,156	60,248,912
Precision Castparts Corp.	220,600	28,093,410
Raytheon Co.	879,112	40,184,210
The Boeing Co.	1,399,129	93,098,044
United Technologies Corp.	1,737,929	123,792,683
		345,417,259
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	365,358	25,545,831
United Parcel Service, Inc. Class B	640,450	42,711,611
		68,257,442

	Shares	Value
Airlines - 0.2%
Southwest Airlines Co.	2,614,916	$ 34,176,952
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	361,073	14,988,140
Owens Corning (a)	616,901	15,811,173
		30,799,313
Commercial Services & Supplies - 0.4%
Cintas Corp.	241,900	6,664,345
Republic Services, Inc.	713,495	21,754,463
Stericycle, Inc. (a)	564,516	39,222,572
		67,641,380
Construction & Engineering - 0.2%
Fluor Corp.	692,950	34,321,814
Electrical Equipment - 0.9%
Cooper Industries PLC Class A	896,275	43,854,736
Emerson Electric Co.	988,481	52,053,409
Regal-Beloit Corp.	738,026	43,314,746
Saft Groupe SA	372,654	14,530,987
		153,753,878
Industrial Conglomerates - 2.0%
General Electric Co.	17,890,945	290,727,856
Textron, Inc.	765,011	15,728,626
Tyco International Ltd.	417,988	15,352,699
		321,809,181
Machinery - 3.0%
Caterpillar, Inc.	1,746,623	137,424,298
Cummins, Inc.	1,088,486	98,595,062
Danaher Corp.	2,006,242	81,473,488
Deere & Co.	826,686	57,686,149
Dover Corp.	323,300	16,879,493
Ingersoll-Rand Co. Ltd.	968,600	34,588,706
Navistar International Corp. (a)	830,623	36,248,388
NSK Ltd.	718,000	4,871,440
Vallourec SA	180,298	17,912,779
		485,679,803
Road & Rail - 1.2%
CSX Corp.	1,520,930	84,137,848
Union Pacific Corp.	1,446,304	118,307,667
		202,445,515
TOTAL INDUSTRIALS		1,744,302,537
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 2.3%
Aruba Networks, Inc. (a)(c)	2,447,471	52,229,031
Ciena Corp. (a)(c)	1,968,429	30,648,440
Meru Networks, Inc. (a)(c)	574,625	9,906,535
QUALCOMM, Inc.	6,205,771	280,004,388
ViaSat, Inc. (a)	250,254	10,287,942
		383,076,336
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.7%
A-DATA Technology Co. Ltd.	1,126,000	$ 1,847,795
Apple, Inc. (a)	1,986,316	563,617,161
EMC Corp. (a)	2,371,227	48,159,620
SanDisk Corp. (a)	3,802,064	139,345,646
Seagate Technology (a)	2,113,827	24,900,882
		777,871,104
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (a)	1,454,361	48,532,027
Jabil Circuit, Inc.	1,644,893	23,702,908
Wintek Corp. (a)	13,719,000	21,523,880
		93,758,815
Internet Software & Services - 0.7%
eBay, Inc. (a)	923,700	22,538,280
WebMD Health Corp. (a)	1,829,799	91,252,076
		113,790,356
IT Services - 0.1%
CoreLogic, Inc. (a)	462,053	8,852,935
Heartland Payment Systems, Inc.	282,701	4,302,709
		13,155,644
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Semiconductor Engineering, Inc.	2,909,000	2,375,003
Amkor Technology, Inc. (a)	1,183,019	7,772,435
Analog Devices, Inc.	3,328,460	104,447,075
Applied Materials, Inc.	11,207,563	130,904,336
Applied Micro Circuits Corp. (a)	693,707	6,937,070
ASML Holding NV	6,425,599	191,033,058
ATMI, Inc. (a)	1,464,873	21,768,013
Broadcom Corp. Class A	3,037,314	107,490,542
Cymer, Inc. (a)	399,446	14,811,458
First Solar, Inc. (a)(c)	918,151	135,289,550
Inotera Memories, Inc. (a)	80,451,698	45,125,151
Intersil Corp. Class A	2,046,523	23,923,854
JA Solar Holdings Co. Ltd. ADR (a)(c)	5,942,785	55,446,184
KLA-Tencor Corp.	1,623,349	57,190,585
Lam Research Corp. (a)	3,242,145	135,683,768
Marvell Technology Group Ltd. (a)	3,091,566	54,133,321
Micron Technology, Inc. (a)	22,817,702	164,515,631
Nanya Technology Corp. (a)	31,714,000	21,498,433
Photronics, Inc. (a)	1,852,538	9,799,926
Powertech Technology, Inc.	3,879,000	12,494,856
Samsung Electronics Co. Ltd.	169,148	115,262,484
Skyworks Solutions, Inc. (a)	439,788	9,094,816
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	2,994,510	39,377,807

	Shares	Value
Teradyne, Inc. (a)	547,595	$ 6,100,208
Varian Semiconductor Equipment Associates, Inc. (a)	2,054,442	59,126,841
		1,531,602,405
Software - 1.5%
Citrix Systems, Inc. (a)	463,174	31,606,994
Microsoft Corp.	8,160,126	199,841,486
Nuance Communications, Inc. (a)	844,833	13,213,188
		244,661,668
TOTAL INFORMATION TECHNOLOGY		3,157,916,328
MATERIALS - 3.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	233,604	19,347,083
Albemarle Corp.	463,391	21,691,333
CF Industries Holdings, Inc.	83,229	7,948,370
Clariant AG (Reg.) (a)	707,375	10,346,561
Dow Chemical Co.	1,495,768	41,073,789
E.I. du Pont de Nemours & Co.	786,654	35,100,501
Ecolab, Inc.	313,525	15,908,259
LyondellBasell Industries NV:
Class A (a)	542,178	12,958,054
Class B (a)	154,983	3,696,345
Monsanto Co.	775,038	37,147,571
Praxair, Inc.	534,132	48,210,754
Solutia, Inc. (a)	1,257,600	20,146,752
The Mosaic Co.	292,600	17,193,176
Wacker Chemie AG	86,782	16,014,420
		306,782,968
Construction Materials - 0.0%
HeidelbergCement AG	126,134	6,079,178
Containers & Packaging - 0.3%
Ball Corp.	480,683	28,288,195
Owens-Illinois, Inc. (a)	513,306	14,403,366
		42,691,561
Metals & Mining - 1.2%
Alcoa, Inc.	641,095	7,763,660
AngloGold Ashanti Ltd. sponsored ADR	1,192,327	55,133,200
Carpenter Technology Corp.	319,080	10,756,187
Freeport-McMoRan Copper & Gold, Inc.	732,700	62,565,253
Globe Specialty Metals, Inc. (a)	718,996	10,094,704
Ivanhoe Mines Ltd. (a)	302,500	7,098,275
Pan American Silver Corp.	113,600	3,361,425
POSCO	18,080	8,218,666
Reliance Steel & Aluminum Co.	328,200	13,630,146
Walter Energy, Inc.	140,200	11,396,858
		190,018,374
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	1,453,809	$ 22,912,030
TOTAL MATERIALS		568,484,111
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.0%
Qwest Communications International, Inc.	30,064,652	188,505,368
Verizon Communications, Inc.	4,082,463	133,047,469
		321,552,837
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	2,641,563	135,406,519
Clearwire Corp. Class A (a)(c)	5,717,958	46,258,280
NII Holdings, Inc. (a)	465,209	19,120,090
Sprint Nextel Corp. (a)	7,052,390	32,652,566
Vodafone Group PLC	6,373,200	15,725,460
		249,162,915
TOTAL TELECOMMUNICATION SERVICES		570,715,752
UTILITIES - 3.6%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,223,400	44,323,782
Edison International	522,368	17,964,236
NextEra Energy, Inc.	2,439,014	132,657,971
PPL Corp.	2,830,770	77,081,867
		272,027,856
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	1,213,744	13,775,994
Multi-Utilities - 1.8%
CMS Energy Corp.	1,244,150	22,419,583
National Grid PLC	2,854,600	24,214,199
NiSource, Inc.	1,286,800	22,390,320
PG&E Corp.	1,814,200	82,400,964
Public Service Enterprise Group, Inc.	2,148,996	71,088,788
Sempra Energy	1,507,916	81,125,881
		303,639,735
TOTAL UTILITIES		589,443,585
TOTAL COMMON STOCKS (Cost $14,719,649,102)		16,076,397,636
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	412,471	2,887,297

	Shares	Value
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	177,700	$ 8,800,682
Volkswagen AG	145,986	17,620,773
		26,421,455
TOTAL PREFERRED STOCKS (Cost $30,733,058)		29,308,752
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 10/14/10 to 11/26/10 (f) (Cost $11,948,542)	$ 11,950,000	11,948,692
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.25% (g)	146,766,912	146,766,912
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(g)	297,182,612	297,182,612
TOTAL MONEY MARKET FUNDS (Cost $443,949,524)		443,949,524
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $15,206,280,226)	16,561,604,604
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(183,349,435)
NET ASSETS - 100%	$16,378,255,169
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,552 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 145,042,920	$ (143,053)

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,869,100 or 0.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,948,692.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,821,604 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Concho Resources, Inc.	7/20/10	$ 7,265,305
Legend Pictures Holdings LLC	9/23/10	$ 4,958,250
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 445,906
Fidelity Securities Lending Cash Central Fund	1,576,921
Total	$ 2,022,827
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ATMI, Inc.	$ 31,994,169	$ 4,437,195	$ 7,378,957	$ -	$ -
Brooks Automation, Inc.	29,493,235	-	26,169,946	-	-
Sycamore Networks, Inc.	31,844,550	-	28,017,008	-	-
Total	$ 93,331,954	$ 4,437,195	$ 61,565,911	$ -	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,689,494,952	$ 1,671,012,588	$ 9,211,989	$ 9,270,375
Consumer Staples	1,780,694,545	1,780,694,545	-	-
Energy	1,755,922,693	1,738,732,732	17,189,961	-
Financials	2,495,819,718	2,365,869,411	114,081,207	15,869,100
Health Care	1,752,912,167	1,705,943,504	44,080,799	2,887,864
Industrials	1,744,302,537	1,739,431,097	4,871,440	-
Information Technology	3,157,916,328	3,155,541,325	2,375,003	-
Materials	568,484,111	560,265,445	8,218,666	-
Telecommunication Services	570,715,752	554,990,292	15,725,460	-
Utilities	589,443,585	565,229,386	24,214,199	-
U.S. Government and Government Agency Obligations	11,948,692	-	11,948,692	-
Money Market Funds	443,949,524	443,949,524	-	-
Total Investments in Securities:	$ 16,561,604,604	$ 16,281,659,849	$ 251,917,416	$ 28,027,339
Derivative Instruments:
Liabilities
Futures Contracts	$ (143,053)	$ (143,053)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 23,678,872
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(609,783)
Cost of Purchases	4,958,250
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,027,339
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (609,783)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $15,435,901,842. Net unrealized appreciation aggregated $1,125,702,762, of which $2,261,648,178 related to appreciated investment securities and $1,135,945,416 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

September 30, 2010

1.837324.104

VDSC-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.4%
Amerigon, Inc. (a)	2,477	$ 25,513
Cooper Tire & Rubber Co.	12,543	246,219
Dana Holding Corp. (a)	10,240	126,157
Fuel Systems Solutions, Inc. (a)(c)	7,548	295,202
Superior Industries International, Inc.	1,528	26,404
		719,495
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	5,500	68,200
Cracker Barrel Old Country Store, Inc.	5,982	303,646
Domino's Pizza, Inc. (a)	8,863	117,169
Papa John's International, Inc. (a)	6,319	166,695
Ruth's Hospitality Group, Inc. (a)	14,661	58,791
Shuffle Master, Inc. (a)	10,388	87,363
		801,864
Household Durables - 2.6%
American Greetings Corp. Class A	9,562	177,758
Beazer Homes USA, Inc. (a)(c)	17,920	74,010
Blyth, Inc.	4,748	195,808
iRobot Corp. (a)	10,221	189,804
Libbey, Inc. (a)	9,736	128,223
Ryland Group, Inc.	4,277	76,644
Standard Pacific Corp. (a)	43,304	171,917
Tempur-Pedic International, Inc. (a)(c)	4,322	133,982
Tupperware Brands Corp.	2,959	135,404
		1,283,550
Internet & Catalog Retail - 0.2%
Shutterfly, Inc. (a)	4,049	105,234
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	4,394	286,049
Media - 1.6%
Cinemark Holdings, Inc.	4,158	66,944
Global Sources Ltd. (a)	32,706	246,930
Journal Communications, Inc. Class A (a)	8,663	39,070
National CineMedia, Inc.	10,302	184,406
Valassis Communications, Inc. (a)	7,530	255,192
		792,542
Specialty Retail - 2.4%
Finish Line, Inc. Class A	15,085	209,832
Jo-Ann Stores, Inc. (a)	7,149	318,488
Rent-A-Center, Inc.	12,669	283,532
The Cato Corp. Class A (sub. vtg.)	8,535	228,397
Tractor Supply Co.	3,455	137,025
		1,177,274
Textiles, Apparel & Luxury Goods - 2.7%
Crocs, Inc. (a)	8,260	107,463
Fossil, Inc. (a)	6,535	351,518
Jones Apparel Group, Inc.	5,229	102,698

	Shares	Value
Liz Claiborne, Inc. (a)	20,381	$ 123,916
Maidenform Brands, Inc. (a)	6,990	201,662
Oxford Industries, Inc.	10,338	245,838
Warnaco Group, Inc. (a)	2,148	109,827
Wolverine World Wide, Inc.	3,596	104,320
		1,347,242
TOTAL CONSUMER DISCRETIONARY		6,513,250
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 2.0%
Andersons, Inc.	7,498	284,174
Casey's General Stores, Inc.	5,141	214,637
Nash-Finch Co.	6,689	284,550
PriceSmart, Inc.	7,739	225,437
		1,008,798
Food Products - 0.6%
Sanderson Farms, Inc.	399	17,273
TreeHouse Foods, Inc. (a)(c)	5,644	260,188
		277,461
Personal Products - 1.5%
Elizabeth Arden, Inc. (a)	5,103	102,009
Inter Parfums, Inc.	2,477	43,570
Nu Skin Enterprises, Inc. Class A	11,378	327,686
Prestige Brands Holdings, Inc. (a)	23,478	232,197
USANA Health Sciences, Inc. (a)	1,579	63,728
		769,190
Tobacco - 0.3%
Alliance One International, Inc. (a)	7,414	30,768
Universal Corp.	2,945	118,065
		148,833
TOTAL CONSUMER STAPLES		2,204,282
ENERGY - 6.5%
Energy Equipment & Services - 3.4%
Cal Dive International, Inc. (a)	20,654	112,977
Carbo Ceramics, Inc.	393	31,833
Complete Production Services, Inc. (a)	17,394	355,707
ION Geophysical Corp. (a)(c)	40,426	207,790
Lufkin Industries, Inc.	4,107	180,297
Newpark Resources, Inc. (a)	40,932	343,829
OYO Geospace Corp. (a)	5,033	291,310
Pioneer Drilling Co. (a)	5,531	35,288
Tesco Corp. (a)	10,239	123,175
		1,682,206
Oil, Gas & Consumable Fuels - 3.1%
Bill Barrett Corp. (a)	6,692	240,912
Cloud Peak Energy, Inc.	15,461	282,163
Petroquest Energy, Inc. (a)(c)	39,833	242,583
Ship Finance International Ltd. (NY Shares) (c)	6,455	125,421
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Stone Energy Corp. (a)(c)	8,143	$ 119,946
Teekay Tankers Ltd. (c)	5,246	68,250
Vaalco Energy, Inc. (a)	37,890	217,489
World Fuel Services Corp.	10,961	285,096
		1,581,860
TOTAL ENERGY		3,264,066
FINANCIALS - 18.5%
Capital Markets - 0.9%
Gleacher & Co., Inc. (a)	51,407	82,765
PennantPark Investment Corp.	3,548	37,644
Prospect Capital Corp.	5,500	53,405
TICC Capital Corp.	25,895	268,013
		441,827
Commercial Banks - 6.2%
Alliance Financial Corp.	2,002	60,520
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	7,920	114,444
Bank of the Ozarks, Inc.	7,405	274,651
Cardinal Financial Corp.	1,609	15,462
Community Bank System, Inc.	11,771	270,851
Financial Institutions, Inc.	3,041	53,704
First Financial Bancorp, Ohio	14,752	246,063
First Financial Bankshares, Inc.	655	30,778
IBERIABANK Corp.	3,200	159,936
International Bancshares Corp.	12,609	212,966
Merchants Bancshares, Inc.	10,306	257,032
NBT Bancorp, Inc.	1,400	30,898
Prosperity Bancshares, Inc.	8,655	281,028
Renasant Corp.	4,604	70,027
Republic Bancorp, Inc., Kentucky Class A	7,994	168,913
S&T Bancorp, Inc. (c)	4,680	81,526
Signature Bank, New York (a)	2,870	111,471
Tompkins Financial Corp.	1,699	67,382
Trustmark Corp.	2,146	46,654
UMB Financial Corp.	3,657	129,860
Washington Trust Bancorp, Inc.	4,788	91,547
WesBanco, Inc.	7,299	119,266
Westamerica Bancorp.	3,424	186,574
		3,081,553
Consumer Finance - 1.3%
EZCORP, Inc. (non-vtg.) Class A (a)	3,247	65,070
Nelnet, Inc. Class A	13,459	307,942
World Acceptance Corp. (a)	6,142	271,231
		644,243
Diversified Financial Services - 0.8%
Encore Capital Group, Inc. (a)	7,815	140,826

	Shares	Value
MarketAxess Holdings, Inc.	4,108	$ 69,754
NewStar Financial, Inc. (a)(c)	23,410	173,468
		384,048
Insurance - 1.7%
Amtrust Financial Services, Inc.	10,501	152,475
Aspen Insurance Holdings Ltd.	6,285	190,310
FBL Financial Group, Inc. Class A	8,377	217,634
First Mercury Financial Corp.	6,639	66,921
Flagstone Reinsurance Holdings Ltd.	8,307	88,137
Platinum Underwriters Holdings Ltd.	2,501	108,844
		824,321
Real Estate Investment Trusts - 6.9%
Anworth Mortgage Asset Corp.	5,850	41,711
Ashford Hospitality Trust, Inc. (a)(c)	6,845	61,947
BioMed Realty Trust, Inc.	8,668	155,331
CapLease, Inc.	6,720	37,565
Chesapeake Lodging Trust	13,441	219,895
Colonial Properties Trust (SBI)	5,291	85,661
Crexus Investment Corp.	4,995	60,090
Extra Space Storage, Inc.	8,161	130,902
First Industrial Realty Trust, Inc. (a)(c)	30,763	155,968
Highwoods Properties, Inc. (SBI)	3,190	103,579
Home Properties, Inc.	653	34,544
LaSalle Hotel Properties (SBI)	2,754	64,416
MFA Financial, Inc.	4,846	36,975
Mid-America Apartment Communities, Inc.	3,812	222,163
Mission West Properties, Inc.	6,854	46,470
National Health Investors, Inc.	4,126	181,792
National Retail Properties, Inc.	9,081	228,024
Nationwide Health Properties, Inc.	3,353	129,661
Newcastle Investment Corp. (a)	36,602	113,466
Omega Healthcare Investors, Inc.	14,921	334,976
One Liberty Properties, Inc.	9,005	143,270
Parkway Properties, Inc.	1,780	26,344
Pennymac Mortgage Investment Trust	4,186	74,888
PS Business Parks, Inc.	4,781	270,461
RAIT Financial Trust (SBI) (a)(c)	80,045	132,074
Redwood Trust, Inc.	5,021	72,604
Saul Centers, Inc.	5,369	225,230
Washington (REIT) (SBI)	1,972	62,572
		3,452,579
Thrifts & Mortgage Finance - 0.7%
Dime Community Bancshares, Inc.	6,677	92,476
Flushing Financial Corp.	9,872	114,120
Meridian Interstate Bancorp, Inc. (a)	3,204	33,770
NASB Financial, Inc.	816	13,505
Provident New York Bancorp	8,523	71,508
United Financial Bancorp, Inc.	3,467	46,839
		372,218
TOTAL FINANCIALS		9,200,789
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.9%
Biotechnology - 2.6%
Acorda Therapeutics, Inc. (a)	1,016	$ 33,548
Alkermes, Inc. (a)	2,440	35,746
Alnylam Pharmaceuticals, Inc. (a)	367	4,507
ArQule, Inc. (a)	7,424	38,234
Array Biopharma, Inc. (a)	25,114	81,118
Celldex Therapeutics, Inc. (a)(c)	8,511	34,044
Cepheid, Inc. (a)(c)	1,358	25,408
Cubist Pharmaceuticals, Inc. (a)(c)	5,811	135,919
Exelixis, Inc. (a)	34,852	136,620
Incyte Corp. (a)	2,066	33,035
InterMune, Inc. (a)	994	13,538
Martek Biosciences (a)(c)	1,688	38,199
Medivation, Inc. (a)	4,086	53,118
Nabi Biopharmaceuticals (a)	16,819	80,731
ONYX Pharmaceuticals, Inc. (a)	272	7,175
Osiris Therapeutics, Inc. (a)(c)	14,905	108,508
PDL BioPharma, Inc.	2,142	11,267
Regeneron Pharmaceuticals, Inc. (a)	2,055	56,307
SciClone Pharmaceuticals, Inc. (a)	29,931	79,018
Seattle Genetics, Inc. (a)	4,374	67,928
Theravance, Inc. (a)(c)	606	12,181
Vanda Pharmaceuticals, Inc. (a)(c)	11,621	77,628
Zymogenetics, Inc. (a)(c)	13,353	130,192
		1,293,969
Health Care Equipment & Supplies - 4.2%
American Medical Systems Holdings, Inc. (a)(c)	14,550	284,889
Cantel Medical Corp.	7,435	120,447
Haemonetics Corp. (a)	1,340	78,430
Invacare Corp.	10,944	290,125
Kensey Nash Corp. (a)(c)	8,876	256,428
Orthofix International NV (a)	3,565	112,012
Quidel Corp. (a)(c)	8,122	89,261
Sirona Dental Systems, Inc. (a)(c)	8,473	305,367
Steris Corp.	7,443	247,256
Symmetry Medical, Inc. (a)	5,284	50,938
Thoratec Corp. (a)(c)	2,618	96,814
Young Innovations, Inc.	5,227	149,544
		2,081,511
Health Care Providers & Services - 3.0%
Amedisys, Inc. (a)	4,758	113,240
American Dental Partners, Inc. (a)	4,359	52,570
AMN Healthcare Services, Inc. (a)	7,044	36,206
AmSurg Corp. (a)	5,763	100,737
Chemed Corp.	1,207	68,763
Chindex International, Inc. (a)(c)	6,708	101,358
Continucare Corp. (a)	16,628	69,838
Cross Country Healthcare, Inc. (a)	4,301	30,924
Emergency Medical Services Corp. Class A (a)	2,929	155,969
Genoptix, Inc. (a)(c)	4,402	62,508

	Shares	Value
Hanger Orthopedic Group, Inc. (a)	6,015	$ 87,458
Healthspring, Inc. (a)	6,440	166,410
Magellan Health Services, Inc. (a)	1,718	81,158
Owens & Minor, Inc.	6,002	170,817
PharMerica Corp. (a)	8,415	80,195
Providence Service Corp. (a)	6,997	114,681
		1,492,832
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	5,763	26,279
Dionex Corp. (a)(c)	307	26,537
		52,816
Pharmaceuticals - 1.0%
Medicis Pharmaceutical Corp. Class A	6,617	196,194
Nektar Therapeutics (a)(c)	4,898	72,343
Par Pharmaceutical Companies, Inc. (a)	2,562	74,503
Salix Pharmaceuticals Ltd. (a)	994	39,482
Santarus, Inc. (a)	7,500	22,575
SuperGen, Inc. (a)	39,419	82,386
ViroPharma, Inc. (a)	2,008	29,939
		517,422
TOTAL HEALTH CARE		5,438,550
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.3%
AAR Corp. (a)	8,791	164,040
American Science & Engineering, Inc.	743	54,722
Ceradyne, Inc. (a)	10,792	251,993
Cubic Corp.	4,814	196,411
		667,166
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	6,218	312,765
Hub Group, Inc. Class A (a)	5,611	164,178
		476,943
Airlines - 0.0%
Allegiant Travel Co. (c)	107	4,528
Building Products - 0.6%
A.O. Smith Corp.	3,409	197,347
Ameron International Corp.	495	33,640
Gibraltar Industries, Inc. (a)	8,699	78,117
		309,104
Commercial Services & Supplies - 2.0%
American Reprographics Co. (a)	2,939	23,071
ATC Technology Corp. (a)	3,241	80,182
Cenveo, Inc. (a)	11,404	57,362
Consolidated Graphics, Inc. (a)	5,320	220,514
HNI Corp.	3,563	102,472
M&F Worldwide Corp. (a)	4,238	103,195
Schawk, Inc. Class A	7,991	147,514
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	7,926	$ 166,208
The Brink's Co.	4,135	95,105
		995,623
Construction & Engineering - 0.3%
EMCOR Group, Inc. (a)	6,596	162,196
Electrical Equipment - 2.9%
AZZ, Inc.	5,161	221,097
Belden, Inc.	5,795	152,872
Brady Corp. Class A	8,269	241,207
Franklin Electric Co., Inc.	8,305	275,394
GrafTech International Ltd. (a)	6,409	100,173
Lihua International, Inc. (c)	5,437	47,084
Polypore International, Inc. (a)	3,599	108,546
Regal-Beloit Corp.	4,674	274,317
		1,420,690
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	2,876	108,972
Machinery - 3.9%
Actuant Corp. Class A	4,621	106,098
ArvinMeritor, Inc. (a)	7,692	119,534
Barnes Group, Inc.	2,472	43,482
Briggs & Stratton Corp.	13,416	255,038
Graham Corp.	1,486	23,063
Kadant, Inc. (a)	5,156	97,500
Lindsay Corp. (c)	6,890	298,475
NACCO Industries, Inc. Class A	322	28,140
Nordson Corp.	3,801	280,096
Robbins & Myers, Inc.	7,659	205,108
Tennant Co.	6,087	188,088
Thermadyne Holdings Corp. (a)	7,714	108,999
Watts Water Technologies, Inc. Class A	4,810	163,781
		1,917,402
Professional Services - 0.4%
CBIZ, Inc. (a)(c)	16,254	96,386
Kelly Services, Inc. Class A (non-vtg.) (a)	9,843	115,458
SFN Group, Inc. (a)	581	3,492
		215,336
Road & Rail - 0.9%
AMERCO (a)	2,810	223,339
Dollar Thrifty Automotive Group, Inc. (a)	1,892	94,865
Werner Enterprises, Inc.	6,882	141,012
		459,216
Trading Companies & Distributors - 0.6%
Aircastle Ltd.	2,296	19,470
TAL International Group, Inc.	11,324	274,267
		293,737
TOTAL INDUSTRIALS		7,030,913

	Shares	Value
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.5%
Arris Group, Inc. (a)	15,638	$ 152,783
Aviat Networks, Inc. (a)	30,128	123,224
Bel Fuse, Inc. Class B (non-vtg.)	2,471	51,446
Blue Coat Systems, Inc. (a)	7,371	177,346
InterDigital, Inc. (a)	11,017	326,213
Oplink Communications, Inc. (a)	15,538	308,274
Plantronics, Inc.	6,011	203,052
Powerwave Technologies, Inc. (a)(c)	137,741	250,689
Riverbed Technology, Inc. (a)	405	18,460
Tekelec (a)	11,021	142,832
		1,754,319
Computers & Peripherals - 1.2%
Cray, Inc. (a)	10,084	66,554
Hutchinson Technology, Inc. (a)(c)	45,599	158,229
Rimage Corp. (a)	3,723	61,206
Synaptics, Inc. (a)(c)	10,505	295,611
		581,600
Electronic Equipment & Components - 3.5%
Anixter International, Inc.	3,679	198,629
Benchmark Electronics, Inc. (a)	13,887	227,747
Checkpoint Systems, Inc. (a)(c)	5,442	110,745
CPI International, Inc. (a)	2,827	39,578
CTS Corp.	5,020	48,292
Insight Enterprises, Inc. (a)	5,310	83,048
Measurement Specialties, Inc. (a)	11,092	204,980
Multi-Fineline Electronix, Inc. (a)	11,110	244,309
OSI Systems, Inc. (a)	5,190	188,501
Rofin-Sinar Technologies, Inc. (a)	836	21,218
Technitrol, Inc.	61,711	272,146
TTM Technologies, Inc. (a)(c)	4,022	39,375
Viasystems Group, Inc. (a)	1,729	26,281
Zygo Corp. (a)	4,874	47,765
		1,752,614
Internet Software & Services - 1.8%
DivX, Inc. (a)	21,890	208,612
EarthLink, Inc.	20,399	185,427
j2 Global Communications, Inc. (a)(c)	6,359	151,281
Mercadolibre, Inc. (a)	2,044	147,536
ValueClick, Inc. (a)	16,311	213,348
		906,204
IT Services - 2.7%
Acxiom Corp. (a)	14,967	237,377
CACI International, Inc. Class A (a)	3,375	152,753
CSG Systems International, Inc. (a)	6,513	118,732
Diamond Management & Technology Consultants, Inc.	10,859	135,738
Maximus, Inc.	1,154	71,063
Teletech Holdings, Inc. (a)	8,382	124,389
Unisys Corp. (a)	1,780	49,662
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Holdings, Inc. (a)	12,487	$ 387,971
Wright Express Corp. (a)(c)	1,135	40,531
		1,318,216
Semiconductors & Semiconductor Equipment - 5.9%
Amkor Technology, Inc. (a)	7,460	49,012
Atheros Communications, Inc. (a)	9,165	241,498
Diodes, Inc. (a)	4,921	84,100
DSP Group, Inc. (a)	20,939	146,573
GT Solar International, Inc. (a)(c)	35,770	299,395
Lattice Semiconductor Corp. (a)	65,103	309,239
Omnivision Technologies, Inc. (a)	5,130	118,195
Photronics, Inc. (a)	35,551	188,065
PMC-Sierra, Inc. (a)	28,998	213,425
RF Micro Devices, Inc. (a)	63,632	390,700
Semtech Corp. (a)(c)	3,032	61,216
Sigma Designs, Inc. (a)	15,381	176,728
Skyworks Solutions, Inc. (a)	17,408	359,997
Tessera Technologies, Inc. (a)	1,972	36,482
Veeco Instruments, Inc. (a)(c)	7,948	277,147
		2,951,772
Software - 2.7%
AsiaInfo Holdings, Inc. (a)(c)	1,977	39,006
Jack Henry & Associates, Inc.	7,735	197,243
Lawson Software, Inc. (a)	13,472	114,108
Manhattan Associates, Inc. (a)	5,231	153,530
Monotype Imaging Holdings, Inc. (a)(c)	18,639	170,547
Net 1 UEPS Technologies, Inc. (a)	10,732	124,062
NetScout Systems, Inc. (a)	3,249	66,637
Quest Software, Inc. (a)	13,246	325,719
Renaissance Learning, Inc.	4,457	45,417
TIBCO Software, Inc. (a)	6,049	107,309
		1,343,578
TOTAL INFORMATION TECHNOLOGY		10,608,303
MATERIALS - 6.9%
Chemicals - 2.6%
Innophos Holdings, Inc.	9,943	329,113
OM Group, Inc. (a)	5,711	172,015
OMNOVA Solutions, Inc. (a)	32,644	234,710
PolyOne Corp. (a)	10,062	121,650
Senomyx, Inc. (a)	13,011	51,784
Sensient Technologies Corp.	2,821	86,012
ShengdaTech, Inc. (a)	13,224	69,823
Solutia, Inc. (a)	991	15,876
W.R. Grace & Co. (a)	3,395	94,856
Westlake Chemical Corp.	3,556	106,431
		1,282,270

	Shares	Value
Containers & Packaging - 1.2%
Boise, Inc. (a)	17,989	$ 116,749
Rock-Tenn Co. Class A	5,077	252,885
Silgan Holdings, Inc.	7,344	232,805
		602,439
Metals & Mining - 1.2%
Golden Star Resources Ltd. Cda (a)	67,352	331,932
Hecla Mining Co. (a)(c)	15,482	97,846
Noranda Aluminium Holding Corp. (a)	4,650	38,223
Worthington Industries, Inc.	8,629	129,694
		597,695
Paper & Forest Products - 1.9%
Buckeye Technologies, Inc.	14,157	208,249
Clearwater Paper Corp. (a)	3,321	252,662
Domtar Corp.	5,237	338,205
Glatfelter	12,176	148,060
		947,176
TOTAL MATERIALS		3,429,580
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
Consolidated Communications Holdings, Inc.	8,334	155,596
Vonage Holdings Corp. (a)	106,306	271,080
		426,676
Wireless Telecommunication Services - 0.5%
USA Mobility, Inc.	16,509	264,639
TOTAL TELECOMMUNICATION SERVICES		691,315
UTILITIES - 2.3%
Electric Utilities - 0.9%
El Paso Electric Co. (a)	8,924	212,213
IDACORP, Inc.	761	27,335
Portland General Electric Co.	3,271	66,336
UIL Holdings Corp.	4,833	136,097
		441,981
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	2,245	81,314
New Jersey Resources Corp.	1,928	75,616
Nicor, Inc.	1,103	50,539
Northwest Natural Gas Co.	1,105	52,432
Piedmont Natural Gas Co., Inc.	3,161	91,669
Southwest Gas Corp.	3,425	115,046
		466,616
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	4,701	146,671
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
Avista Corp.	3,670	$ 76,630
TOTAL UTILITIES		1,131,898
TOTAL COMMON STOCKS (Cost $44,894,179)		49,512,946
U.S. Treasury Obligations - 0.9%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.22% to 0.26% 12/16/10 (d) (Cost $439,775)	$ 440,000	439,884
Money Market Funds - 10.3%
	Shares
Fidelity Cash Central Fund, 0.25% (e)	126,626	126,626
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	5,014,010	5,014,010
TOTAL MONEY MARKET FUNDS (Cost $5,140,636)		5,140,636
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $50,474,590)		55,093,466
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(5,276,127)
NET ASSETS - 100%		$ 49,817,339
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 NYFE Russell Mini Index Contracts	Dec. 2010	$ 539,600	$ 34,311

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $439,884.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,451
Fidelity Securities Lending Cash Central Fund	38,543
Total	$ 42,994
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,513,250	$ 6,513,250	$ -	$ -
Consumer Staples	2,204,282	2,204,282	-	-
Energy	3,264,066	3,264,066	-	-
Financials	9,200,789	9,200,789	-	-
Health Care	5,438,550	5,438,550	-	-
Industrials	7,030,913	7,030,913	-	-
Information Technology	10,608,303	10,608,303	-	-
Materials	3,429,580	3,429,580	-	-
Telecommunication Services	691,315	691,315	-	-
Utilities	1,131,898	1,131,898	-	-
U.S. Government and Government Agency Obligations	439,884	-	439,884	-
Money Market Funds	5,140,636	5,140,636	-	-
Total Investments in Securities:	$ 55,093,466	$ 54,653,582	$ 439,884	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 34,311	$ 34,311	$ -	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $50,485,748. Net unrealized appreciation aggregated $4,607,718, of which $7,630,427 related to appreciated investment securities and $3,022,709 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

September 30, 2010

1.808790.106

VIPIDX-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.2%
Johnson Controls, Inc.	128,007	$ 3,904,214
The Goodyear Tire & Rubber Co. (a)	46,185	496,489
		4,400,703
Automobiles - 0.5%
Ford Motor Co. (a)(c)	653,870	8,003,369
Harley-Davidson, Inc.	44,772	1,273,316
		9,276,685
Distributors - 0.1%
Genuine Parts Co.	29,965	1,336,139
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	24,121	1,238,613
DeVry, Inc.	11,969	588,994
H&R Block, Inc. (c)	58,653	759,556
		2,587,163
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	82,639	3,157,636
Darden Restaurants, Inc.	26,323	1,126,098
International Game Technology	56,674	818,939
Marriott International, Inc. Class A (c)	54,491	1,952,413
McDonald's Corp.	202,348	15,076,949
Starbucks Corp.	140,705	3,599,234
Starwood Hotels & Resorts Worldwide, Inc. (c)	36,146	1,899,472
Wyndham Worldwide Corp.	33,961	932,909
Wynn Resorts Ltd. (c)	14,323	1,242,807
Yum! Brands, Inc.	88,784	4,089,391
		33,895,848
Household Durables - 0.4%
D.R. Horton, Inc. (c)	53,255	592,196
Fortune Brands, Inc.	28,966	1,425,996
Harman International Industries, Inc. (a)	13,222	441,747
Leggett & Platt, Inc.	27,841	633,661
Lennar Corp. Class A (c)	30,238	465,060
Newell Rubbermaid, Inc. (c)	52,909	942,309
PulteGroup, Inc. (a)(c)	64,028	560,885
Stanley Black & Decker, Inc.	31,496	1,930,075
Whirlpool Corp.	14,449	1,169,791
		8,161,720
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	67,260	10,563,856
Expedia, Inc.	39,483	1,113,815
Priceline.com, Inc. (a)	9,199	3,204,380
		14,882,051
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. (a)(c)	51,075	214,515
Hasbro, Inc.	26,583	1,183,209
Mattel, Inc.	68,389	1,604,406
		3,002,130

	Shares	Value
Media - 3.0%
CBS Corp. Class B	129,419	$ 2,052,585
Comcast Corp. Class A	533,575	9,647,036
DIRECTV (a)	164,790	6,860,208
Discovery Communications, Inc. (a)(c)	54,112	2,356,578
Gannett Co., Inc.	45,356	554,704
Interpublic Group of Companies, Inc. (a)(c)	92,933	932,118
McGraw-Hill Companies, Inc. (c)	58,765	1,942,771
Meredith Corp. (c)	6,909	230,139
News Corp. Class A	433,547	5,662,124
Omnicom Group, Inc.	57,293	2,261,928
Scripps Networks Interactive, Inc. Class A	17,072	812,286
The New York Times Co. Class A (a)	22,466	173,887
The Walt Disney Co.	363,617	12,039,359
Time Warner Cable, Inc.	67,548	3,646,917
Time Warner, Inc.	213,789	6,552,633
Viacom, Inc. Class B (non-vtg.)	115,620	4,184,288
Washington Post Co. Class B (c)	1,133	452,532
		60,362,093
Multiline Retail - 0.8%
Big Lots, Inc. (a)	14,364	477,603
Family Dollar Stores, Inc.	25,217	1,113,583
JCPenney Co., Inc.	44,952	1,221,795
Kohl's Corp. (a)	58,554	3,084,625
Macy's, Inc.	80,357	1,855,443
Nordstrom, Inc.	32,085	1,193,562
Sears Holdings Corp. (a)(c)	8,418	607,275
Target Corp.	137,159	7,329,777
		16,883,663
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (c)	16,783	659,908
AutoNation, Inc. (a)(c)	11,967	278,233
AutoZone, Inc. (a)(c)	5,452	1,248,017
Bed Bath & Beyond, Inc. (a)	50,169	2,177,836
Best Buy Co., Inc.	65,790	2,686,206
CarMax, Inc. (a)(c)	42,534	1,184,997
GameStop Corp. Class A (a)(c)	28,584	563,391
Gap, Inc.	83,538	1,557,148
Home Depot, Inc. (c)	316,601	10,029,920
Limited Brands, Inc.	50,320	1,347,570
Lowe's Companies, Inc.	266,785	5,946,638
O'Reilly Automotive, Inc. (a)(c)	26,381	1,403,469
Office Depot, Inc. (a)	52,464	241,334
RadioShack Corp. (c)	23,838	508,465
Ross Stores, Inc.	22,901	1,250,853
Staples, Inc. (c)	138,806	2,903,822
Tiffany & Co., Inc. (c)	24,005	1,127,995
TJX Companies, Inc.	76,172	3,399,556
Urban Outfitters, Inc. (a)(c)	24,480	769,651
		39,285,009
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	56,542	2,429,044
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	73,464	$ 5,887,405
Polo Ralph Lauren Corp. Class A	12,393	1,113,635
VF Corp.	16,428	1,330,997
		10,761,081
TOTAL CONSUMER DISCRETIONARY		204,834,285
CONSUMER STAPLES - 11.1%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.) (c)	19,731	1,216,219
Coca-Cola Enterprises, Inc.	63,064	1,954,984
Constellation Brands, Inc. Class A (sub. vtg.) (a)	33,686	595,905
Dr Pepper Snapple Group, Inc.	45,411	1,612,999
Molson Coors Brewing Co. Class B	30,045	1,418,725
PepsiCo, Inc.	302,462	20,095,575
The Coca-Cola Co.	439,066	25,694,142
		52,588,549
Food & Staples Retailing - 2.5%
Costco Wholesale Corp. (c)	83,486	5,384,012
CVS Caremark Corp.	258,219	8,126,152
Kroger Co.	122,068	2,643,993
Safeway, Inc.	72,548	1,535,116
SUPERVALU, Inc. (c)	40,333	465,039
Sysco Corp.	111,861	3,190,276
Wal-Mart Stores, Inc.	380,251	20,351,034
Walgreen Co.	185,017	6,198,070
Whole Foods Market, Inc. (a)(c)	27,779	1,030,879
		48,924,571
Food Products - 1.8%
Archer Daniels Midland Co.	121,546	3,879,748
Campbell Soup Co.	36,794	1,315,386
ConAgra Foods, Inc.	83,588	1,833,921
Dean Foods Co. (a)	34,621	353,480
General Mills, Inc.	122,096	4,461,388
H.J. Heinz Co.	60,521	2,866,880
Hershey Co.	29,362	1,397,338
Hormel Foods Corp. (c)	13,167	587,248
Kellogg Co. (c)	49,555	2,503,023
Kraft Foods, Inc. Class A	331,574	10,232,374
McCormick & Co., Inc. (non-vtg.)	25,331	1,064,915
Mead Johnson Nutrition Co. Class A	38,888	2,213,116
Sara Lee Corp. (c)	125,899	1,690,824
The J.M. Smucker Co.	22,720	1,375,242
Tyson Foods, Inc. Class A (c)	56,690	908,174
		36,683,057
Household Products - 2.3%
Clorox Co.	26,413	1,763,332
Colgate-Palmolive Co.	92,396	7,101,557

	Shares	Value
Kimberly-Clark Corp.	77,817	$ 5,061,996
Procter & Gamble Co.	539,640	32,362,211
		46,289,096
Personal Products - 0.2%
Avon Products, Inc.	81,550	2,618,571
Estee Lauder Companies, Inc. Class A (c)	21,704	1,372,344
		3,990,915
Tobacco - 1.7%
Altria Group, Inc.	396,195	9,516,604
Lorillard, Inc.	28,844	2,316,462
Philip Morris International, Inc.	348,458	19,520,617
Reynolds American, Inc.	32,146	1,909,151
		33,262,834
TOTAL CONSUMER STAPLES		221,739,022
ENERGY - 10.7%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	81,957	3,491,368
Cameron International Corp. (a)	46,047	1,978,179
Diamond Offshore Drilling, Inc. (c)	13,216	895,648
FMC Technologies, Inc. (a)	22,815	1,558,036
Halliburton Co.	173,168	5,726,666
Helmerich & Payne, Inc. (c)	20,117	813,934
Nabors Industries Ltd. (a)	54,234	979,466
National Oilwell Varco, Inc.	79,674	3,543,103
Rowan Companies, Inc. (a)(c)	21,794	661,666
Schlumberger Ltd.	259,766	16,004,183
		35,652,249
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	94,094	5,368,063
Apache Corp.	69,255	6,770,369
Cabot Oil & Gas Corp. (c)	19,798	596,118
Chesapeake Energy Corp.	124,399	2,817,637
Chevron Corp.	382,246	30,981,038
ConocoPhillips	282,011	16,195,892
CONSOL Energy, Inc.	42,927	1,586,582
Denbury Resources, Inc. (a)	75,908	1,206,178
Devon Energy Corp.	82,701	5,354,063
El Paso Corp.	133,843	1,656,976
EOG Resources, Inc.	48,188	4,480,038
EQT Corp. (c)	28,352	1,022,373
Exxon Mobil Corp.	968,034	59,814,811
Hess Corp.	55,570	3,285,298
Marathon Oil Corp.	134,920	4,465,852
Massey Energy Co.	19,411	602,129
Murphy Oil Corp.	36,463	2,257,789
Noble Energy, Inc.	33,232	2,495,391
Occidental Petroleum Corp.	154,421	12,091,164
Peabody Energy Corp.	51,174	2,508,038
Pioneer Natural Resources Co.	22,052	1,434,042
QEP Resources, Inc.	33,297	1,003,572
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	30,424	$ 1,160,067
Southwestern Energy Co. (a)	65,797	2,200,252
Spectra Energy Corp.	123,199	2,778,137
Sunoco, Inc. (c)	22,923	836,690
Tesoro Corp. (c)	27,131	362,470
Valero Energy Corp.	107,655	1,885,039
Williams Companies, Inc.	111,155	2,124,172
		179,340,240
TOTAL ENERGY		214,992,489
FINANCIALS - 15.2%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	47,728	2,258,966
Bank of New York Mellon Corp.	230,809	6,031,039
Charles Schwab Corp.	188,388	2,618,593
E*TRADE Financial Corp. (a)	37,767	549,132
Federated Investors, Inc. Class B (non-vtg.) (c)	17,438	396,889
Franklin Resources, Inc.	27,854	2,977,593
Goldman Sachs Group, Inc.	98,027	14,172,744
Invesco Ltd.	88,999	1,889,449
Janus Capital Group, Inc.	34,915	382,319
Legg Mason, Inc.	29,367	890,114
Morgan Stanley	265,586	6,554,662
Northern Trust Corp.	46,025	2,220,246
State Street Corp.	95,412	3,593,216
T. Rowe Price Group, Inc. (c)	48,736	2,439,968
		46,974,930
Commercial Banks - 2.7%
BB&T Corp.	131,742	3,172,347
Comerica, Inc.	33,521	1,245,305
Fifth Third Bancorp	151,393	1,821,258
First Horizon National Corp. (c)	44,226	504,619
Huntington Bancshares, Inc.	136,287	772,747
KeyCorp	167,356	1,332,154
M&T Bank Corp. (c)	16,305	1,333,912
Marshall & Ilsley Corp.	100,309	706,175
PNC Financial Services Group, Inc.	99,887	5,185,134
Regions Financial Corp.	238,775	1,735,894
SunTrust Banks, Inc.	95,046	2,455,038
U.S. Bancorp, Delaware	364,483	7,880,122
Wells Fargo & Co.	994,959	25,003,320
Zions Bancorporation	32,955	703,919
		53,851,944
Consumer Finance - 0.7%
American Express Co.	199,013	8,364,516
Capital One Financial Corp.	86,840	3,434,522

	Shares	Value
Discover Financial Services	103,430	$ 1,725,212
SLM Corp. (a)	92,341	1,066,539
		14,590,789
Diversified Financial Services - 4.0%
Bank of America Corp.	1,907,596	25,008,584
Citigroup, Inc. (a)	4,516,836	17,615,660
CME Group, Inc.	12,779	3,328,291
IntercontinentalExchange, Inc. (a)	14,077	1,474,143
JPMorgan Chase & Co.	753,842	28,698,765
Leucadia National Corp. (a)(c)	37,469	885,018
Moody's Corp. (c)	38,753	968,050
NYSE Euronext	49,540	1,415,358
The NASDAQ Stock Market, Inc. (a)	27,362	531,644
		79,925,513
Insurance - 4.0%
ACE Ltd.	64,426	3,752,815
AFLAC, Inc.	89,510	4,628,562
Allstate Corp.	102,296	3,227,439
American International Group, Inc. (a)(c)	25,690	1,004,479
Aon Corp. (c)	51,275	2,005,365
Assurant, Inc.	20,255	824,379
Berkshire Hathaway, Inc. Class B (a)(c)	328,878	27,191,633
Cincinnati Financial Corp. (c)	30,927	892,244
Genworth Financial, Inc. Class A (a)(c)	93,030	1,136,827
Hartford Financial Services Group, Inc.	84,473	1,938,655
Lincoln National Corp.	60,217	1,440,391
Loews Corp.	60,433	2,290,411
Marsh & McLennan Companies, Inc.	103,133	2,487,568
MetLife, Inc.	172,376	6,627,857
Principal Financial Group, Inc. (c)	60,896	1,578,424
Progressive Corp.	126,927	2,648,966
Prudential Financial, Inc.	88,784	4,810,317
The Chubb Corp.	59,801	3,408,059
The Travelers Companies, Inc.	89,353	4,655,291
Torchmark Corp.	15,366	816,549
Unum Group	62,126	1,376,091
XL Capital Ltd. Class A	65,022	1,408,377
		80,150,699
Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co. Class A (c)	22,251	475,726
AvalonBay Communities, Inc.	16,191	1,682,731
Boston Properties, Inc.	26,492	2,202,015
Equity Residential (SBI)	53,889	2,563,500
HCP, Inc. (c)	58,949	2,120,985
Health Care REIT, Inc.	25,214	1,193,631
Host Hotels & Resorts, Inc.	125,164	1,812,375
Kimco Realty Corp.	77,155	1,215,191
Plum Creek Timber Co., Inc. (c)	30,723	1,084,522
ProLogis Trust (c)	90,646	1,067,810
Public Storage	26,519	2,573,404
Simon Property Group, Inc.	55,670	5,162,836
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc. (c)	29,864	$ 1,540,086
Vornado Realty Trust	30,844	2,638,087
		27,332,899
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	55,057	1,006,442
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	100,117	1,227,434
People's United Financial, Inc.	70,511	922,989
		2,150,423
TOTAL FINANCIALS		305,983,639
HEALTH CARE - 11.4%
Biotechnology - 1.4%
Amgen, Inc. (a)	182,221	10,042,199
Biogen Idec, Inc. (a)	45,992	2,581,071
Celgene Corp. (a)	87,350	5,032,234
Cephalon, Inc. (a)(c)	14,296	892,642
Genzyme Corp. (a)	48,449	3,429,705
Gilead Sciences, Inc. (a)	159,438	5,677,587
		27,655,438
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	111,098	5,300,486
Becton, Dickinson & Co.	44,135	3,270,404
Boston Scientific Corp. (a)	288,388	1,767,818
C. R. Bard, Inc. (c)	17,804	1,449,780
CareFusion Corp. (a)	42,273	1,050,061
DENTSPLY International, Inc.	27,153	868,081
Hospira, Inc. (a)	31,808	1,813,374
Intuitive Surgical, Inc. (a)(c)	7,481	2,122,659
Medtronic, Inc.	205,304	6,894,108
St. Jude Medical, Inc. (a)	62,245	2,448,718
Stryker Corp.	64,900	3,248,245
Varian Medical Systems, Inc. (a)(c)	23,123	1,398,942
Zimmer Holdings, Inc. (a)	38,206	1,999,320
		33,631,996
Health Care Providers & Services - 2.0%
Aetna, Inc.	79,354	2,508,380
AmerisourceBergen Corp.	53,011	1,625,317
Cardinal Health, Inc.	66,762	2,205,816
CIGNA Corp.	51,747	1,851,508
Coventry Health Care, Inc. (a)	28,211	607,383
DaVita, Inc. (a)	19,506	1,346,499
Express Scripts, Inc. (a)	103,121	5,021,993
Humana, Inc. (a)	32,174	1,616,422
Laboratory Corp. of America Holdings (a)(c)	19,544	1,532,836
McKesson Corp.	49,706	3,070,837
Medco Health Solutions, Inc. (a)	82,444	4,292,035
Patterson Companies, Inc.	18,386	526,759

	Shares	Value
Quest Diagnostics, Inc.	27,964	$ 1,411,343
Tenet Healthcare Corp. (a)	92,249	435,415
UnitedHealth Group, Inc.	213,742	7,504,482
WellPoint, Inc. (a)	75,997	4,304,470
		39,861,495
Health Care Technology - 0.1%
Cerner Corp. (a)(c)	13,486	1,132,689
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	34,852	1,627,240
PerkinElmer, Inc.	22,417	518,729
Thermo Fisher Scientific, Inc. (a)	77,459	3,708,737
Waters Corp. (a)(c)	17,498	1,238,508
		7,093,214
Pharmaceuticals - 5.9%
Abbott Laboratories	293,545	15,334,791
Allergan, Inc.	58,463	3,889,543
Bristol-Myers Squibb Co.	326,019	8,838,375
Eli Lilly & Co.	192,923	7,047,477
Forest Laboratories, Inc. (a)(c)	54,287	1,679,097
Johnson & Johnson	523,665	32,446,283
King Pharmaceuticals, Inc. (a)	47,465	472,751
Merck & Co., Inc.	585,097	21,537,421
Mylan, Inc. (a)(c)	58,815	1,106,310
Pfizer, Inc.	1,528,207	26,239,314
Watson Pharmaceuticals, Inc. (a)	20,417	863,843
		119,455,205
TOTAL HEALTH CARE		228,830,037
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.7%
General Dynamics Corp.	72,315	4,542,105
Goodrich Corp.	23,818	1,756,101
Honeywell International, Inc.	146,810	6,450,831
ITT Corp.	34,867	1,632,822
L-3 Communications Holdings, Inc. (c)	21,763	1,572,812
Lockheed Martin Corp.	56,512	4,028,175
Northrop Grumman Corp.	55,936	3,391,400
Precision Castparts Corp. (c)	27,043	3,443,926
Raytheon Co.	71,125	3,251,124
Rockwell Collins, Inc.	29,886	1,740,860
The Boeing Co.	139,104	9,255,980
United Technologies Corp.	176,631	12,581,426
		53,647,562
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc. (c)	31,533	2,204,787
Expeditors International of Washington, Inc. (c)	40,338	1,864,826
FedEx Corp.	59,799	5,112,815
United Parcel Service, Inc. Class B	188,347	12,560,861
		21,743,289
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.1%
Southwest Airlines Co.	141,816	$ 1,853,535
Building Products - 0.0%
Masco Corp.	68,157	750,409
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	20,896	775,660
Cintas Corp.	25,285	696,602
Iron Mountain, Inc.	38,310	855,845
Pitney Bowes, Inc. (c)	39,296	840,148
R.R. Donnelley & Sons Co. (c)	39,221	665,188
Republic Services, Inc.	58,252	1,776,103
Stericycle, Inc. (a)(c)	16,217	1,126,757
Waste Management, Inc. (c)	90,768	3,244,048
		9,980,351
Construction & Engineering - 0.2%
Fluor Corp. (c)	33,986	1,683,327
Jacobs Engineering Group, Inc. (a)	23,903	925,046
Quanta Services, Inc. (a)(c)	40,110	765,299
		3,373,672
Electrical Equipment - 0.5%
Emerson Electric Co.	143,045	7,532,750
Rockwell Automation, Inc.	26,969	1,664,796
Roper Industries, Inc.	17,905	1,167,048
		10,364,594
Industrial Conglomerates - 2.5%
3M Co. (c)	135,578	11,755,968
General Electric Co.	2,032,574	33,029,328
Textron, Inc. (c)	52,132	1,071,834
Tyco International Ltd.	94,619	3,475,356
		49,332,486
Machinery - 2.0%
Caterpillar, Inc.	119,863	9,430,821
Cummins, Inc.	37,793	3,423,290
Danaher Corp.	101,741	4,131,702
Deere & Co.	80,583	5,623,082
Dover Corp.	35,487	1,852,776
Eaton Corp.	31,901	2,631,513
Flowserve Corp.	10,635	1,163,682
Illinois Tool Works, Inc.	95,726	4,501,037
PACCAR, Inc. (c)	69,303	3,336,939
Pall Corp.	22,180	923,575
Parker Hannifin Corp.	30,642	2,146,779
Snap-On, Inc.	11,045	513,703
		39,678,899
Professional Services - 0.1%
Dun & Bradstreet Corp.	9,516	705,516
Equifax, Inc.	23,768	741,562
Robert Half International, Inc. (c)	28,059	729,534
		2,176,612

	Shares	Value
Road & Rail - 0.8%
CSX Corp.	72,177	$ 3,992,832
Norfolk Southern Corp.	70,080	4,170,461
Ryder System, Inc.	9,965	426,203
Union Pacific Corp.	94,595	7,737,871
		16,327,367
Trading Companies & Distributors - 0.1%
Fastenal Co. (c)	28,029	1,490,863
W.W. Grainger, Inc. (c)	11,332	1,349,755
		2,840,618
TOTAL INDUSTRIALS		212,069,394
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	1,085,782	23,778,626
Harris Corp.	24,533	1,086,567
JDS Uniphase Corp. (a)	42,128	521,966
Juniper Networks, Inc. (a)	98,845	2,999,946
Motorola, Inc. (a)	443,710	3,784,846
QUALCOMM, Inc.	305,174	13,769,451
Tellabs, Inc. (c)	72,510	540,200
		46,481,602
Computers & Peripherals - 4.3%
Apple, Inc. (a)	173,683	49,282,551
Dell, Inc. (a)	321,657	4,168,675
EMC Corp. (a)	390,407	7,929,166
Hewlett-Packard Co.	431,135	18,137,849
Lexmark International, Inc. Class A (a)(c)	14,929	666,132
NetApp, Inc. (a)	67,887	3,380,094
QLogic Corp. (a)(c)	20,771	366,400
SanDisk Corp. (a)	44,311	1,623,998
Western Digital Corp. (a)	43,598	1,237,747
		86,792,612
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (a)	65,851	2,197,448
Amphenol Corp. Class A	33,028	1,617,711
Corning, Inc.	296,891	5,427,167
FLIR Systems, Inc. (a)(c)	30,060	772,542
Jabil Circuit, Inc. (c)	37,209	536,182
Molex, Inc.	26,172	547,780
		11,098,830
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(c)	34,526	1,732,515
eBay, Inc. (a)(c)	219,526	5,356,434
Google, Inc. Class A (a)	47,261	24,849,361
Monster Worldwide, Inc. (a)(c)	24,680	319,853
VeriSign, Inc. (a)	33,105	1,050,753
Yahoo!, Inc. (a)	256,329	3,632,182
		36,941,098
IT Services - 3.1%
Automatic Data Processing, Inc.	93,542	3,931,570
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	57,204	$ 3,687,942
Computer Sciences Corp.	29,351	1,350,146
Fidelity National Information Services, Inc.	50,127	1,359,946
Fiserv, Inc. (a)	28,537	1,535,861
International Business Machines Corp.	239,789	32,165,296
MasterCard, Inc. Class A	18,410	4,123,840
Paychex, Inc.	61,161	1,681,316
SAIC, Inc. (a)	55,824	892,068
Teradata Corp. (a)	31,806	1,226,439
The Western Union Co.	125,499	2,217,567
Total System Services, Inc.	31,526	480,456
Visa, Inc. Class A	94,481	7,016,159
		61,668,606
Office Electronics - 0.1%
Xerox Corp.	262,940	2,721,429
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(c)	107,727	765,939
Altera Corp. (c)	58,408	1,761,585
Analog Devices, Inc.	56,672	1,778,367
Applied Materials, Inc.	254,008	2,966,813
Broadcom Corp. Class A	85,194	3,015,016
First Solar, Inc. (a)(c)	10,247	1,509,895
Intel Corp.	1,058,567	20,356,243
KLA-Tencor Corp. (c)	31,907	1,124,084
Linear Technology Corp.	42,671	1,311,280
LSI Corp. (a)	122,025	556,434
MEMC Electronic Materials, Inc. (a)(c)	43,235	515,361
Microchip Technology, Inc. (c)	35,349	1,111,726
Micron Technology, Inc. (a)(c)	162,547	1,171,964
National Semiconductor Corp.	45,543	581,584
Novellus Systems, Inc. (a)	17,474	464,459
NVIDIA Corp. (a)(c)	109,127	1,274,603
Teradyne, Inc. (a)(c)	34,477	384,074
Texas Instruments, Inc. (c)	227,226	6,166,914
Xilinx, Inc. (c)	49,208	1,309,425
		48,125,766
Software - 3.8%
Adobe Systems, Inc. (a)(c)	99,854	2,611,182
Autodesk, Inc. (a)(c)	43,210	1,381,424
BMC Software, Inc. (a)	33,960	1,374,701
CA, Inc. (c)	73,573	1,553,862
Citrix Systems, Inc. (a)	35,540	2,425,250
Compuware Corp. (a)(c)	42,444	362,047
Electronic Arts, Inc. (a)	62,795	1,031,722
Intuit, Inc. (a)	53,747	2,354,656
McAfee, Inc. (a)	28,912	1,366,381
Microsoft Corp.	1,447,761	35,455,667

	Shares	Value
Novell, Inc. (a)	66,788	$ 398,724
Oracle Corp.	735,789	19,755,935
Red Hat, Inc. (a)	35,920	1,472,720
Salesforce.com, Inc. (a)(c)	22,226	2,484,867
Symantec Corp. (a)	150,067	2,276,516
		76,305,654
TOTAL INFORMATION TECHNOLOGY		370,135,597
MATERIALS - 3.5%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	40,407	3,346,508
Airgas, Inc.	14,157	961,968
CF Industries Holdings, Inc.	13,514	1,290,587
Dow Chemical Co.	220,507	6,055,122
E.I. du Pont de Nemours & Co.	172,343	7,689,945
Eastman Chemical Co.	13,734	1,016,316
Ecolab, Inc.	44,355	2,250,573
FMC Corp.	13,780	942,690
International Flavors & Fragrances, Inc.	15,182	736,631
Monsanto Co.	102,748	4,924,712
PPG Industries, Inc. (c)	31,398	2,285,774
Praxair, Inc.	58,188	5,252,049
Sherwin-Williams Co.	17,167	1,289,928
Sigma Aldrich Corp. (c)	23,066	1,392,725
		39,435,528
Construction Materials - 0.0%
Vulcan Materials Co. (c)	24,386	900,331
Containers & Packaging - 0.2%
Ball Corp.	17,410	1,024,579
Bemis Co., Inc.	20,748	658,749
Owens-Illinois, Inc. (a)(c)	31,094	872,498
Pactiv Corp. (a)	25,893	853,951
Sealed Air Corp.	30,343	682,111
		4,091,888
Metals & Mining - 1.1%
AK Steel Holding Corp. (c)	20,910	288,767
Alcoa, Inc. (c)	194,149	2,351,144
Allegheny Technologies, Inc. (c)	18,741	870,519
Cliffs Natural Resources, Inc.	25,750	1,645,940
Freeport-McMoRan Copper & Gold, Inc.	89,438	7,637,111
Newmont Mining Corp.	93,609	5,879,581
Nucor Corp.	59,993	2,291,733
Titanium Metals Corp. (a)(c)	17,127	341,855
United States Steel Corp. (c)	27,294	1,196,569
		22,503,219
Paper & Forest Products - 0.2%
International Paper Co.	83,086	1,807,121
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	32,472	$ 791,667
Weyerhaeuser Co. (c)	101,829	1,604,825
		4,203,613
TOTAL MATERIALS		71,134,579
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	1,123,396	32,129,126
CenturyTel, Inc. (c)	57,310	2,261,453
Frontier Communications Corp. (c)	188,599	1,540,854
Qwest Communications International, Inc.	330,662	2,073,251
Verizon Communications, Inc.	537,409	17,514,159
Windstream Corp.	91,858	1,128,935
		56,647,778
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	76,264	3,909,293
MetroPCS Communications, Inc. (a)(c)	49,787	520,772
Sprint Nextel Corp. (a)	567,406	2,627,090
		7,057,155
TOTAL TELECOMMUNICATION SERVICES		63,704,933
UTILITIES - 3.6%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	32,247	790,696
American Electric Power Co., Inc.	91,149	3,302,328
Duke Energy Corp. (c)	250,706	4,440,003
Edison International	61,942	2,130,185
Entergy Corp.	35,517	2,718,116
Exelon Corp.	125,666	5,350,858
FirstEnergy Corp. (c)	57,954	2,233,547
NextEra Energy, Inc.	79,058	4,299,965
Northeast Utilities	33,489	990,270
Pepco Holdings, Inc.	42,565	791,709
Pinnacle West Capital Corp.	20,655	852,432
PPL Corp.	91,773	2,498,979
Progress Energy, Inc.	55,624	2,470,818
Southern Co.	157,931	5,881,350
		38,751,256
Gas Utilities - 0.1%
Nicor, Inc.	8,651	396,389
ONEOK, Inc.	20,232	911,249
		1,307,638
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	126,802	1,439,203

	Shares	Value
Constellation Energy Group, Inc.	38,396	$ 1,237,887
NRG Energy, Inc. (a)(c)	48,135	1,002,171
		3,679,261
Multi-Utilities - 1.4%
Ameren Corp.	45,480	1,291,632
CenterPoint Energy, Inc.	80,175	1,260,351
CMS Energy Corp. (c)	43,761	788,573
Consolidated Edison, Inc. (c)	53,733	2,591,005
Dominion Resources, Inc.	112,003	4,890,051
DTE Energy Co.	32,090	1,473,894
Integrys Energy Group, Inc. (c)	14,683	764,397
NiSource, Inc.	52,848	919,555
PG&E Corp.	74,288	3,374,161
Public Service Enterprise Group, Inc.	96,192	3,182,031
SCANA Corp.	21,425	863,856
Sempra Energy	47,121	2,535,110
TECO Energy, Inc. (c)	40,797	706,604
Wisconsin Energy Corp.	22,224	1,284,547
Xcel Energy, Inc.	87,385	2,007,233
		27,933,000
TOTAL UTILITIES		71,671,155
TOTAL COMMON STOCKS (Cost $1,350,083,521)		1,965,095,130
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.38% 11/18/10 to 6/30/11 (d) (Cost $3,896,983)	$ 3,900,000	3,898,176
Money Market Funds - 11.0%
	Shares
Fidelity Cash Central Fund, 0.25% (e)	35,703,884	35,703,884
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	183,985,017	183,985,017
TOTAL MONEY MARKET FUNDS (Cost $219,688,901)		219,688,901
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $1,573,669,405)		2,188,682,207
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(182,445,129)
NET ASSETS - 100%		$ 2,006,237,078
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
146 CME S&P 500 Index Contracts	Dec. 2010	$ 41,489,550	$ 820,457

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,898,176.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,943
Fidelity Securities Lending Cash Central Fund	299,597
Total	$ 329,540
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 204,834,285	$ 204,834,285	$ -	$ -
Consumer Staples	221,739,022	221,739,022	-	-
Energy	214,992,489	214,992,489	-	-
Financials	305,983,639	305,983,639	-	-
Health Care	228,830,037	228,830,037	-	-
Industrials	212,069,394	212,069,394	-	-
Information Technology	370,135,597	370,135,597	-	-
Materials	71,134,579	71,134,579	-	-
Telecommunication Services	63,704,933	63,704,933	-	-
Utilities	71,671,155	71,671,155	-	-
U.S. Government and Government Agency Obligations	3,898,176	-	3,898,176	-
Money Market Funds	219,688,901	219,688,901	-	-
Total Investments in Securities:	$ 2,188,682,207	$ 2,184,784,031	$ 3,898,176	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 820,457	$ 820,457	$ -	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $1,579,446,763. Net unrealized appreciation aggregated $609,235,444, of which $869,260,930 related to appreciated investment securities and $260,025,486 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010